CONVERTIBLE LOAN	12 Months Ended
Dec. 31, 2017
CONVERTIBLE LOAN [Abstract]
CONVERTIBLE LOAN
16. CONVERTIBLE LOAN

In 2012 and 2013, the Group entered into loan agreement and amendment with International Finance Corporation (“IFC”), in which IFC granted the Group a convertible loan. IFC may at its option convert the loan in whole or in part into Class A Ordinary Shares with certain conditions satisfied. Subsequently, IFC transferred its participation in the loans to Sir Leslie Porter & Son Limited in August 2013 and Sir Leslie Porter & Son Limited transferred its participation in the loans to the CEIHL in September 2013. In May 2014, the Company entered into Restructuring Agreement, Second Amendment and Restated Loan Agreement with CEIHL. CEIHL shall lend a corresponding additional amount of funds to the Group, in exchange for a right to convert the principal outstanding under the loan agreement into economic interest in the Company. Under the Second Amendment and related financing documents, CEIHL assigned part of its commitments to Baring Private Equity Asia V Holding (4) limited (“Baring”) and SummitView Investment Limited (“SummitView”). In August 2014, CEIHL entered a Share Interest Assignment Agreement with New Flourish Holding Limited (“New Flourish”), an entity control by CEO of the Company. CEIHL agreed to sell part of the shares under the loan agreement to New Flourish. In 2014 and 2015, the convertible loan was converted into ordinary shares by CEIHL, SummitView and Baring respectively. The interest expenses from convertible loan amounting to RMB 56,549 were recorded in 2015. There were no convertible loans as of December 31, 2016 and 2017.